                                          --------------------------------------
                                                   OMB APPROVAL
                                          --------------------------------------
                                           OMB Number:          3235-0006
                                           Expires:     December 31, 2009
                                           Estimated average burden
                                           hours per form........22.8
                                          --------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2008

Check here if Amendment[ ]: Amendment Number: _____

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Netols Asset Management, Inc.
Address: 1045 W. Glen Oaks Lane, Suite 202
         Mequon, WI 53092

Form 13F File Number 28-12202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Jeffrey W. Netols
Title: President
Phone: 262-240-2930

Signature, Place, and Date of Signing:


/s/ Jeffrey W. Netols                     Mequon, WI         November 11, 2008
----------------------------------   --------------------  --------------------
        (Signature)                     (City, State)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190         Frank Russell Company

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 146

Form 13F Information Table Value Total: $611,749 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.   Form 13F File No.   Name
---   -----------------   ----
1     28-12088            Forward Management, LLC

                           Form 13F INFORMATION TABLE

                                    9/30/2008

COLUMN 1                           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
--------                        ------------- --------- --------- ------------------- ---------- -------- ------------------------
                                                                                                              VOTING AUTHORITY
                                    TITLE                 VALUE     SHARES/  SH/ PUT/ INVESTMENT  OTHER   ------------------------
NAME OF ISSUER                    OF CLASS      CUSIP   (X$1,000)  PRINCIPAL PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
---------------                 ------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------- -----
99 CENTS ONLY STORES            COM           65440K106        38      3,458  SH        OTHER        1                 3,458
99 CENTS ONLY STORES            COM           65440K106     9,197    838,422  SH        SOLE                 838,422
ARBITRON INC                    COM           03875Q108        46      1,020  SH        OTHER        1                 1,020
ARBITRON INC                    COM           03875Q108    10,888    243,641  SH        SOLE                 243,641
ALASKA COMMUNICATIONS SYS GR    COM           01167P101        29      2,411  SH        OTHER        1                 2,411
ALASKA COMMUNICATIONS SYS GR    COM           01167P101     7,237    591,761  SH        SOLE                 591,761
ALEXANDER & BALDWIN INC         COM           014482103        31        706  SH        OTHER        1                   706
ALEXANDER & BALDWIN INC         COM           014482103     7,554    171,567  SH        SOLE                 171,567
AMERICAN SCIENCE & ENGR INC     COM           029429107        42        705  SH        OTHER        1                   705
AMERICAN SCIENCE & ENGR INC     COM           029429107    10,232    171,298  SH        SOLE                 171,298
ARBOR RLTY TR INC               COM           038923108        31      3,050  SH        OTHER        1                 3,050
ARBOR RLTY TR INC               COM           038923108     7,238    723,825  SH        SOLE                 723,825
BRUSH ENGINEERED MATLS INC      COM           117421107        12        667  SH        OTHER        1                   667
BRUSH ENGINEERED MATLS INC      COM           117421107     2,981    160,502  SH        SOLE                 160,502
C & D TECHNOLOGIES INC          COM           124661109        20      3,509  SH        OTHER        1                 3,509
C & D TECHNOLOGIES INC          COM           124661109     4,712    829,577  SH        SOLE                 829,577
CACI INTL INC                   CL A          127190304        50      1,007  SH        OTHER        1                 1,007
CACI INTL INC                   CL A          127190304    12,053    240,579  SH        SOLE                 240,579
CHAMPION ENTERPRISES INC        COM           158496109        30      5,324  SH        OTHER        1                 5,324
CHAMPION ENTERPRISES INC        COM           158496109     7,051  1,270,491  SH        SOLE               1,270,491
CHATTEM INC                     COM           162456107        56        721  SH        OTHER        1                   721
CHATTEM INC                     COM           162456107    13,614    174,142  SH        SOLE                 174,142
CHEESECAKE FACTORY INC          COM           163072101        23      1,593  SH        OTHER        1                 1,593
CHEESECAKE FACTORY INC          COM           163072101     5,652    386,610  SH        SOLE                 386,610
COMMERCIAL METALS CO            COM           201723103        16        971  SH        OTHER        1                   971
COMMERCIAL METALS CO            COM           201723103     3,939    233,225  SH        SOLE                 233,225
CORINTHIAN COLLEGES INC         COM           218868107        40      2,655  SH        OTHER        1                 2,655
CORINTHIAN COLLEGES INC         COM           218868107     9,604    640,281  SH        SOLE                 640,281
CARTER INC                      COM           146229109        56      2,816  SH        OTHER        1                 2,816
CARTER INC                      COM           146229109    13,501    684,268  SH        SOLE                 684,268
CEDAR SHOPPING CTRS INC         COM NEW       150602209        36      2,692  SH        OTHER        1                 2,692
CEDAR SHOPPING CTRS INC         COM NEW       150602209     8,588    649,589  SH        SOLE                 649,589
CERADYNE INC                    COM           156710105        33        887  SH        OTHER        1                   887
CERADYNE INC                    COM           156710105     7,851    214,148  SH        SOLE                 214,148
COMPASS MINERALS INTL INC       COM           20451N101        50        945  SH        OTHER        1                   945
COMPASS MINERALS INTL INC       COM           20451N101    12,031    229,635  SH        SOLE                 229,635
DEVRY INC DEL                   COM           251893103        37        745  SH        OTHER        1                   745
DEVRY INC DEL                   COM           251893103     8,700    175,607  SH        SOLE                 175,607
ENCORE ACQUISITION CO           COM           29255W100        26        622  SH        OTHER        1                   622
ENCORE ACQUISITION CO           COM           29255W100     6,286    150,456  SH        SOLE                 150,456
ENGLOBAL CORP                   COM           293306106        23      1,738  SH        OTHER        1                 1,738
ENGLOBAL CORP                   COM           293306106     5,714    430,593  SH        SOLE                 430,593
EAST WEST BANCORP INC           COM           27579R104        42      3,097  SH        OTHER        1                 3,097
EAST WEST BANCORP INC           COM           27579R104    10,111    737,997  SH        SOLE                 737,997
FIRST INDUSTRIAL REALTY TRUS    COM           32054K103        34      1,193  SH        OTHER        1                 1,193
FIRST INDUSTRIAL REALTY TRUS    COM           32054K103     8,136    283,674  SH        SOLE                 283,674
FIRST MIDWEST BANCORP INC       COM           320867104        14        586  SH        OTHER        1                   586
FIRST MIDWEST BANCORP INC       COM           320867104     3,456    142,591  SH        SOLE                 142,591
FOREST OIL CORP                 COM PAR $0.01 346091705        25        508  SH        OTHER        1                   508
FOREST OIL CORP                 COM PAR $0.01 346091705     6,126    123,501  SH        SOLE                 123,501
FAIR ISAAC CORP                 COM           303250104        35      1,539  SH        OTHER        1                 1,539
FAIR ISAAC CORP                 COM           303250104     8,536    370,330  SH        SOLE                 370,330
FOUNDATION COAL HLDGS INC       COM           35039W100        13        376  SH        OTHER        1                   376
FOUNDATION COAL HLDGS INC       COM           35039W100     3,319     93,281  SH        SOLE                  93,281
FREDS INC                       CL A          356108100        51      3,567  SH        OTHER        1                 3,567
FREDS INC                       CL A          356108100    12,393    871,509  SH        SOLE                 871,509
FUEL TECH INC                   COM           359523107        29      1,618  SH        OTHER        1                 1,618
FUEL TECH INC                   COM           359523107     7,032    388,704  SH        SOLE                 388,704
GATX CORP                       COM           361448103        27        692  SH        OTHER        1                   692
GATX CORP                       COM           361448103     6,684    168,919  SH        SOLE                 168,919
GENTIVA HEALTH SERVICES INC     COM           37247A102        51      1,878  SH        OTHER        1                 1,878
GENTIVA HEALTH SERVICES INC     COM           37247A102    12,411    460,708  SH        SOLE                 460,708
GTSI CORP                       COM           36238K103        14      2,308  SH        OTHER        1                 2,308
GTSI CORP                       COM           36238K103     2,321    370,121  SH        SOLE                 370,121
GENERAL CABLE CORP DEL NEW      COM           369300108        32        895  SH        OTHER        1                   895
GENERAL CABLE CORP DEL NEW      COM           369300108     7,666    215,161  SH        SOLE                 215,161
GENERAL MARITIME CORP           SHS           Y2692M103        38      1,927  SH        OTHER        1                 1,927
GENERAL MARITIME CORP           SHS           Y2692M103     8,970    460,469  SH        SOLE                 460,469
GENESEE & WYO INC               CL A          371559105        43      1,145  SH        OTHER        1                 1,145
GENESEE & WYO INC               CL A          371559105    10,361    276,140  SH        SOLE                 276,140
GLACIER BANCORP INC             COM           37637Q105        12        499  SH        OTHER        1                   499
GLACIER BANCORP INC             COM           37637Q105     2,839    114,619  SH        SOLE                 114,619
HAEMONETICS CORP                COM           405024100        44        707  SH        OTHER        1                   707
HAEMONETICS CORP                COM           405024100    10,720    173,687  SH        SOLE                 173,687
INTERNATIONAL COAL GRP INC N    COM           45928H106         6        902  SH        OTHER        1                   902
INTERNATIONAL COAL GRP INC N    COM           45928H106     1,608    257,685  SH        SOLE                 257,685
ICU MED INC                     COM           44930G107        47      1,537  SH        OTHER        1                 1,537
ICU MED INC                     COM           44930G107    11,355    373,397  SH        SOLE                 373,397
IDEX CORP                       COM           45167R104        27        870  SH        OTHER        1                   870
IDEX CORP                       COM           45167R104     6,511    209,898  SH        SOLE                 209,898
ION GEOPHYSICAL CORP            COM           462044108        31      2,182  SH        OTHER        1                 2,182
ION GEOPHYSICAL CORP            COM           462044108     7,552    532,198  SH        SOLE                 532,198
K V PHARMACEUTICAL CO           CL A          482740206        22        978  SH        OTHER        1                   978
K V PHARMACEUTICAL CO           CL A          482740206     5,336    234,950  SH        SOLE                 234,950
KAYDON CORP                     COM           486587108        30        665  SH        OTHER        1                   665
KAYDON CORP                     COM           486587108     7,221    160,250  SH        SOLE                 160,250
LANCE INC                       COM           514606102        50      2,192  SH        OTHER        1                 2,192
LANCE INC                       COM           514606102    11,975    527,781  SH        SOLE                 527,781
MANTECH INTL CORP               CL A          564563104        66      1,114  SH        OTHER        1                 1,114
MANTECH INTL CORP               CL A          564563104    16,050    270,699  SH        SOLE                 270,699
MGIC INVT CORP WIS              COM           552848103        40      5,697  SH        OTHER        1                 5,697
MGIC INVT CORP WIS              COM           552848103     9,702  1,380,139  SH        SOLE               1,380,139
MGP INGREDIENTS INC             COM           55302G103         8      2,655  SH        OTHER        1                 2,655
MGP INGREDIENTS INC             COM           55302G103     1,055    371,630  SH        SOLE                 371,630
MEDICAL ACTION INDS INC         COM           58449L100        36      2,718  SH        OTHER        1                 2,718
MEDICAL ACTION INDS INC         COM           58449L100     8,680    661,055  SH        SOLE                 661,055
MENTOR CORP MINN                COM           587188103        33      1,396  SH        OTHER        1                 1,396
MENTOR CORP MINN                COM           587188103     8,057    337,678  SH        SOLE                 337,678
MERIT MED SYS INC               COM           589889104        71      3,778  SH        OTHER        1                 3,778
MERIT MED SYS INC               COM           589889104    17,188    915,735  SH        SOLE                 915,735
MID-AMER APT CMNTYS INC         COM           59522J103        44        891  SH        OTHER        1                   891
MID-AMER APT CMNTYS INC         COM           59522J103    10,600    215,710  SH        SOLE                 215,710
NORTH AMERN ENERGY PARTNERS INC COM           656844107         8        778  SH        OTHER        1                   778
NORTH AMERN ENERGY PARTNERS INC COM           656844107     1,849    178,351  SH        SOLE                 178,351
OLD NATL BANCORP IND            COM           680033107        54      2,693  SH        OTHER        1                 2,693
OLD NATL BANCORP IND            COM           680033107    12,842    641,449  SH        SOLE                 641,449
PSS WORLD MED INC               COM           69366A100        49      2,488  SH        OTHER        1                 2,488
PSS WORLD MED INC               COM           69366A100    11,642    597,005  SH        SOLE                 597,005
ROBBINS & MYERS INC             COM           770196103        21        684  SH        OTHER        1                   684
ROBBINS & MYERS INC             COM           770196103     5,247    169,630  SH        SOLE                 169,630
SCHOOL SPECIALTY INC            COM           807863105        25        812  SH        OTHER        1                   812
SCHOOL SPECIALTY INC            COM           807863105     6,072    194,664  SH        SOLE                 194,664
SMITH & WESSON HLDG CORP        COM           831756101        21      5,632  SH        OTHER        1                 5,632
SMITH & WESSON HLDG CORP        COM           831756101     5,045  1,348,985  SH        SOLE               1,348,985
SUNRISE SENIOR LIVING INC       COM           86768K106        35      2,518  SH        OTHER        1                 2,518
SUNRISE SENIOR LIVING INC       COM           86768K106     8,403    609,375  SH        SOLE                 609,375
STEWART INFORMATION SVCS COR    COM           860372101        49      1,632  SH        OTHER        1                 1,632
STEWART INFORMATION SVCS COR    COM           860372101    11,728    394,205  SH        SOLE                 394,205
SUN COMMUNITIES INC             COM           866674104        35      1,790  SH        OTHER        1                 1,790
SUN COMMUNITIES INC             COM           866674104     8,553    431,747  SH        SOLE                 431,747
SURMODICS INC                   COM           868873100        20        640  SH        OTHER        1                   640
SURMODICS INC                   COM           868873100     4,991    158,484  SH        SOLE                 158,484
HANOVER INS GROUP INC           COM           410867105        38        841  SH        OTHER        1                   841
HANOVER INS GROUP INC           COM           410867105     9,281    203,892  SH        SOLE                 203,892
TENNECO INC                     COM           880349105        17      1,621  SH        OTHER        1                 1,621
TENNECO INC                     COM           880349105     4,087    384,455  SH        SOLE                 384,455
TERRA INDS INC                  COM           880915103        28        955  SH        OTHER        1                   955
TERRA INDS INC                  COM           880915103     6,887    234,264  SH        SOLE                 234,264
TRACTOR SUPPLY CO               COM           892356106        41        977  SH        OTHER        1                   977
TRACTOR SUPPLY CO               COM           892356106     9,790    232,824  SH        SOLE                 232,824
TREEHOUSE FOODS INC             COM           89469A104        46      1,546  SH        OTHER        1                 1,546
TREEHOUSE FOODS INC             COM           89469A104    11,160    375,744  SH        SOLE                 375,744
UCBH HOLDINGS INC               COM           90262T308        43      6,635  SH        OTHER        1                 6,635
UCBH HOLDINGS INC               COM           90262T308    10,242  1,597,773  SH        SOLE               1,597,773
UNITED NAT FOODS INC            COM           911163103        55      2,209  SH        OTHER        1                 2,209
UNITED NAT FOODS INC            COM           911163103    13,304    532,375  SH        SOLE                 532,375
U S PHYSICAL THERAPY INC        COM           90337L108        29      1,664  SH        OTHER        1                 1,664
U S PHYSICAL THERAPY INC        COM           90337L108     6,857    395,017  SH        SOLE                 395,017
VARIAN INC                      COM           922206107        33        768  SH        OTHER        1                   768
VARIAN INC                      COM           922206107     7,914    184,473  SH        SOLE                 184,473
WABTEC CORP                     COM           929740108        66      1,287  SH        OTHER        1                 1,287
WABTEC CORP                     COM           929740108    15,864    309,670  SH        SOLE                 309,670
WESTAMERICA BANCORPORATION      COM           957090103        54        937  SH        OTHER        1                   937
WESTAMERICA BANCORPORATION      COM           957090103    12,854    223,438  SH        SOLE                 223,438
WHITING PETE CORP NEW           COM           966387102        25        349  SH        OTHER        1                   349
WHITING PETE CORP NEW           COM           966387102     6,011     84,347  SH        SOLE                  84,347
TOTAL                                                     611,749 30,520,408                              30,392,600 127,808